SCHEDULE OF LEASE EXPENSES (Details) - USD ($)	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Operating Lease
Operating lease cost (included in general and administrative expenses in the accompanying statement of operations)	$ 123,606	$ 137,600
Cash paid for amounts included in the measurement of lease liabilities for the years ended March 31, 2021 and 2020	$ 93,241	$ 136,095
Weighted average remaining lease term - operating leases (in years)		10 months 24 days
Average discount rate - operating leases	4.00%	4.00%